Note 5. Stock Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 Stock Options [Member] Minimum [Member]	Dec. 31, 2008 Stock Options [Member] Maximum [Member]	Dec. 31, 2012 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2012 Restricted Stock [Member] Maximum [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	2,155,028
Share-based Compensation Arrangement by Share-based Payment Award, Exercisable Period				6 months	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				2 years	3 years	3 years	5 years
Common Stock Dividend, Percentage		5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	18,931	30,328	32,727
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 3,000	$ 3,000	$ 4,000
Proceeds from Stock Options Exercised	18,000	6,000	24,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)								61,000	68,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)								$ 2.21	$ 2.31
Allocated Share-based Compensation Expense								83,000	78,000	72,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)								171,246	164,140
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized								$ 247,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition								3 years